Summary of Revenue from External Customers by Geographic Areas (Detail)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Percentage of revenue from external customers	100.00%	100.00%	100.00%
Americas
Segment Reporting Information [Line Items]
Percentage of revenue from external customers	78.00%	83.00%	71.00%
Europe, Middle East and Africa
Segment Reporting Information [Line Items]
Percentage of revenue from external customers	15.00%	15.00%	18.00%
Asia-Pacific
Segment Reporting Information [Line Items]
Percentage of revenue from external customers	7.00%	2.00%	11.00%